OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other current assets	OTHER CURRENT ASSETS
As of December 31, 2025 and 2024, other current assets within the Consolidated Balance Sheets are comprised of:

(in thousands of $)	2025	2024
Trade accounts receivable, net	392	1,404
Accrued income	26,113	19,741
Prepaid expenses	5,929	6,742
Other receivables	13,800	3,779
Total other current assets	46,234	31,666

Trade accounts receivables are presented net of allowances for doubtful accounts amounting to $nil as of December 31, 2025 (2024: $nil).